High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Corporate Bonds & Notes-- 93.7%

                                      Principal
                                      Amount
                                      (000
Security                              omitted)                 Value
--------------------------------------------------------------------------------
Apparel -- 3.0%
--------------------------------------------------------------------------------
Anvil Knitwear, Inc., Sr. Notes,
10.875%, 3/15/07(1)                     $  3,600            $   3,546,000

Collins & Aikman Corp., Sr. Sub.
Notes, 11.50%, 4/15/06                     2,550                2,817,750

Dan River Inc., Sr. Sub. Notes,
10.125%, 12/15/03                          5,800                5,858,000

Glenoit Corp., Sr. Sub. Notes,
11.00%,  4/15/07/(1)/                      4,800                4,782,000

William Carter, Sr. Sub. Notes,
10.375%, 12/1/06(1)                        4,000                4,040,000
--------------------------------------------------------------------------------
                                                            $  21,043,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.8%
--------------------------------------------------------------------------------
Key Plastics, Inc., Sr. Notes,
10.25%, 3/15/07                         $    800            $     794,000

Key Plastics, Inc., Sr. Notes,
14.00%, 11/15/99                           5,500                6,105,000

Terex Corp., Sr. Sub. Notes,
13.25%, 5/15/02                            5,000                5,500,000
--------------------------------------------------------------------------------
                                                            $  12,399,000
--------------------------------------------------------------------------------

Banks - Regional -- 1.4%
--------------------------------------------------------------------------------
First Nationwide, Inc., Sr. Notes,
12.50%, 4/15/03                         $  1,600            $   1,744,000

First Nationwide, Inc., Sr. Sub.
Notes, 10.625%, 10/1/03                    7,200                7,632,000
--------------------------------------------------------------------------------
                                                            $   9,376,000
--------------------------------------------------------------------------------

Banks and Money Services -- 1.3%
--------------------------------------------------------------------------------
Hawk Corp., Sr. Notes, 10.25%,
12/1/03/(1)/                            $  4,400            $   4,444,000

Intertek Finance PLC, Sr. Sub.
Notes, 10.25%,  11/1/06/(1)/               4,800                4,872,000
--------------------------------------------------------------------------------
                                                            $   9,316,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 10.9%
--------------------------------------------------------------------------------
Australis Holdings Pty Ltd., Sr.
Disc. Notes, 15.00%, (0% until
2000)11/1/02/(1)/                       $  3,600            $   2,106,000

Cablevision Systems Corp., Sr.
Sub. Notes, 9.25%,  11/1/05                2,800                2,660,000

Cablevision Systems Corp., Sr.
Sub. Notes, 10.75%,  4/1/04                2,000                2,055,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 10.75%, (0% until
2002), 2/15/07                             4,800                2,592,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 11.75%, (0% until
2000), 12/15/05                            7,800                4,992,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 13.25%, (0% until
1999), 9/30/04                             1,600                1,248,000

Dobson Communications Corp., Sr.
Notes, 11.75%, 4/15/07(1)                  2,000                1,920,000

EZ Communications Inc., Sr. Sub.
Notes, 9.75%, 12/1/05                      7,100                7,313,000

Groupe Videotron Ltd., Sr. Notes,
10.625%, 2/15/05                           3,470                3,817,000

ICG Holdings, Inc., Sr. Sub.
Notes, 11.625%, (0% until
2002), 3/15/07/(1)/                        5,600                3,038,000

International Cabletel, Inc., Sr.
Disc. Notes, 11.50%, (0% until
2001), 2/1/06                              3,800                2,356,000

International Cabletel, Inc., Sr.
Notes, 10.00%, 2/15/07/(1)/                4,000                3,760,000

Marcus Cable Operating Co., Sr.
Debs., 11.875%, 10/1/05                    2,800                2,912,000

Marcus Cable Operating Co., Sr.
Disc. Notes, 13.50%, (0% until
1999), 8/1/04                                800                  636,000

Marcus Cable Operating Co., Sr.
Disc. Notes, 14.25%, (0% until
2000), 12/15/05                            8,500                5,865,000

Sullivan Broadcasting Co., Inc.,
Sr. Sub. Notes, 10.25%, 12/15/05           4,800                4,728,000

TCI Satellite Entertainment, Sr.
Sub. Notes, 10.875%,  2/15/07(1)           2,400                2,112,000

United International -Series B,
0%, 11/15/99                                 800                  584,000

United International Holdings
Inc., Sr. Sec. Disc. Notes, 0%,
11/15/99                                  14,953               10,915,836

Videotron Holdings PLC, Inc., Sr.
Disc. Notes, 11.00%, (0% until
1999), 8/15/05                             8,400                6,636,000

Young Broadcasting Corp., Sr. Sub.
Notes, 10.125%,  2/15/05                   4,000                3,960,000
--------------------------------------------------------------------------------
                                                            $  76,205,836
--------------------------------------------------------------------------------

Building Materials -- 2.9%
--------------------------------------------------------------------------------
Building Materials Corp., Sr.
Notes, 8.625%, 12/15/06                 $    800            $     800,000

Building Materials Corp., Sr. Sub.
Notes, 11.75%, (0% until
2000), 7/1/04                              5,250                4,659,375

Overhead Door Corp., Sr. Notes,
12.25%, 2/1/00                             8,450                8,999,250

Southdown, Inc., Sr. Sub. Notes.,
10.00%, 3/1/06                             1,750                1,872,500


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                       Principal
                                       Amount
                                       (000
Security                               omitted)                  Value
--------------------------------------------------------------------------------
Building Materials (continued)
--------------------------------------------------------------------------------
Tarkett International, AG., Sr.
Sub. Notes, 9.00%,  3/1/02              $  3,600            $   3,663,000
--------------------------------------------------------------------------------
                                                            $  19,994,125
--------------------------------------------------------------------------------

Business Services -- 0.8%
--------------------------------------------------------------------------------
Kindercare Learning Centers, Sr.
Sub. Notes, 9.50%,  2/15/09/(1)/        $  6,000            $   5,790,000
--------------------------------------------------------------------------------
                                                            $   5,790,000
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
Allied Waste NA, Sr. Sub Notes,
10.25%,  12/1/06/(1)/                   $  9,600            $   9,792,000
--------------------------------------------------------------------------------
                                                            $   9,792,000
--------------------------------------------------------------------------------

Chemicals -- 6.0%
--------------------------------------------------------------------------------
Agricultural Minerals & Chemicals
Inc., Sr. Notes, 10.75%,  9/30/03       $  5,000            $   5,275,000

ISP Holdings, Inc., Sr. Notes,
9.75%,  2/15/02                            5,750                5,980,000

NL Industries, Inc., Sr. Notes,
11.75%,  10/15/03                          4,000                4,200,000

Pioneer Americas Acq. Corp., Sr.
Notes, 13.375%,  4/1/05                    6,250                7,281,250

Plastic Containers, Inc., Sr.
Notes, 10.00%,  12/15/06                   2,400                2,424,000

Plastic Specialties and Tech.,
Inc., Sr. Sec. Notes, 11.25%,
12/1/03                                    7,950                8,586,000

Terra Industries Inc., Sr. Notes,
10.50%,  6/15/05                           3,800                4,028,000

UCC Investors, Inc., Sr. Sub.
Notes, 11.00%,  5/1/03                     3,700                3,922,000
--------------------------------------------------------------------------------
                                                            $  41,696,250
--------------------------------------------------------------------------------

Communications Equipment -- 1.7%
--------------------------------------------------------------------------------
Omnipoint Corp., Sr. Notes,
11.625%,  8/15/06                       $  3,800            $   3,306,000

Pricellular Wireless
Communications Corp., Sr. Notes,
10.75%,  11/1/04                           2,400                2,430,000

Pricellular Wireless
Communications Corp., Sr. Sub.
Disc. Nts., 12.25%, (0% until
1998), 10/1/03                             6,500                5,785,000
--------------------------------------------------------------------------------
                                                            $  11,521,000
--------------------------------------------------------------------------------

Communications Services -- 9.5%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc.
Notes, 14.00%, (0% until 2000),
5/15/03                                 $  6,004            $   3,482,371

Brooks Fiber Properties, Inc., Sr.
Disc. Notes, 11.875%, (0% until
2001), 11/1/06                             4,800                2,856,000

Brooks Fiber Properties. Inc., Sr.
Disc. Notes, 10.875%, (0% until
2001), 3/1/06                              5,500                3,410,000

CS Wireless Systems, Inc.,
11.375%, (0% until 2001), 3/1/06           3,280                1,016,800

Dial Call Communications Inc., Sr.
Red. Notes, 12.25%, (0% until
1999), 4/15/04                             7,200                5,184,000

Echostar Satellite Broadcasting
Corp., Sr. Disc. Notes, 13.125%,
(0% until 2000), 3/15/04                   4,800                3,792,000

Esat Holdings, Ltd., Sr. Notes,
12.50%, (0% until 2002), 2/1/07/(1)/       3,200                1,760,000

Galaxy Telecom LP., Sr. Sub.
Notes, 12.375%,  10/1/05                   3,400                3,502,000

McCaw International, Ltd., 13.00%,
(0% until 2002), 4/15/07/(1)/              6,800                3,179,000

McLeod Inc., Sr. Disc. Notes,
10.50%, (0% until 2002), 3/1/07/(1)/       6,400                3,520,000

Microcell Telecommunication, Sr.
Disc. Notes, 14.00%, (0% until
2001), 6/1/06                             11,200                5,488,000

Millicom International Cellular,
Sr. Disc Notes, 13.50%, (0% until
2001), 6/1/06                              7,200                4,680,000

Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                     5,600                5,684,000

Orion Network Systems, Inc., Sr.
Notes, 11.25%, 1/15/07                     5,600                5,432,000

Orion Network Systems, Inc., Sr.
Notes, 12.50%, (0% until 2002),
1/15/07                                    3,200                1,600,000

Shared Tech / Fairchild, Inc., Sr.
Disc. Notes, 12.25%, (0% until
1999), 3/1/06                             10,500                8,636,250

Telewest PLC, Debs., 11.00%, (0%
until 2002), 10/1/07                       4,800                3,120,000
--------------------------------------------------------------------------------
                                                            $  66,342,421
--------------------------------------------------------------------------------

Computer Software -- 1.2%
--------------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,        $  2,600            $   2,717,000
10/15/04

Unisys Corp., Sr. Notes, 12.00%,           5,600                5,852,000
4/15/03
--------------------------------------------------------------------------------
                                                            $   8,569,000
--------------------------------------------------------------------------------

Containers and Packaging -- 5.7%
--------------------------------------------------------------------------------
American Pad and Paper Co., Sr.
Sub. Notes, 13.00%,  11/15/05           $  3,250            $   3,770,000

Asia Pulp and Paper, 12.00%,               6,000                5,790,000
12/29/49

Container Corp., Sr. Notes,                3,250                3,510,000
10.75%,  5/1/02

Fort Howard Corp., Sr. Sec. Notes,
11.00%,  1/2/02                            3,765                3,840,176

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                      Principal
                                      Amount
                                      (000
Security                              omitted)                  Value
--------------------------------------------------------------------------------
Containers and Packaging (continued)
--------------------------------------------------------------------------------
Gaylord Container Corp., Sr. Sub.
Disc. Debs., 12.75%, (0% until
1996),  5/15/05                         $  5,700            $   6,213,000

Repap New Brunswick, Inc., Sr.
Notes, 10.625%,  4/15/05                   1,600                1,600,000

Repap Wisconsin, Inc., 2nd Party
Sr. Sec. Notes, 9.875%,  5/1/06              165                  163,350

Repap Wisconsin, Inc., Sr. Notes,
9.25%,  2/1/02                             3,200                3,168,000

S.D. Warren Co., Sr. Sub. Notes,
12.00%,  12/15/04                          3,800                4,142,000

Silgan Corp., Sr. Sub. Notes,
11.75%,  6/15/02                           1,500                1,605,000

Stone Container Corp., 1st Mtg.
Notes, 10.75%,  10/1/02                    4,500                4,477,500

US Can Corp., Sr. Sub. Notes,
10.125%,  10/15/06                         1,600                1,664,000
--------------------------------------------------------------------------------
                                                            $  39,943,026
--------------------------------------------------------------------------------

Electronics - Instruments -- 1.4%
--------------------------------------------------------------------------------
Blue Bell Funding Inc., Sec. Ext.
Notes, 11.85%,  5/1/99                  $  4,304            $   4,260,960

GS Technologies Corp., Sr. Notes,
12.25%,  10/1/05                           5,500                5,720,000
--------------------------------------------------------------------------------
                                                            $   9,980,960
--------------------------------------------------------------------------------

Entertainment -- 1.3%
--------------------------------------------------------------------------------
All American Communications, Inc.,
Sr. Sub. Notes, 10.875%,  10/15/01      $  4,400            $   4,532,000

Cinemark USA, Sr. Sub. Notes,
9.625%,  8/1/08                            4,800                4,800,000
--------------------------------------------------------------------------------
                                                            $   9,332,000
--------------------------------------------------------------------------------

Foods -- 6.9%
--------------------------------------------------------------------------------
Inflo Holdings Corp., Promissory
Notes, 10.00%, (0% until 1999),
1/27/07+++                              $  4,400            $   3,696,000

International Home Foods, Inc.,
Sr. Sub. Notes, 10.375%,  11/1/06          8,000                8,060,000

Keebler Corp., Sr. Sub. Notes,
10.75%,  7/1/06                            5,720                6,234,800

MBW Foods, Inc., Sr. Sub. Notes,
9.875%,  2/15/07/(1)/                      4,800                4,752,000

PM Holdings Corp., Sr. Sub. Notes,
11.50%, (0% until 2000),  9/1/05           2,837                2,042,640

Purina Mills, Inc., Sr. Sec. Sub.
Notes, 10.25%,  9/1/03                     5,775                5,948,250

Specialty Foods Acquisition Corp.,
Sr. Sub Notes, 13.00%, (0% until
1999),  8/15/05                            1,600                  744,000

Specialty Foods Acquisition Corp.,
Sr. Sub. Notes, 10.25%,  8/15/01           7,000                6,842,500

Specialty Foods Acquisition Corp.,
Sr. Sub. Notes, 11.25%,  8/15/03           3,200                2,832,000

Van De Kamps, Inc., Sr. Sub.
Notes, 12.00%,  9/15/05                    6,100                6,649,000
--------------------------------------------------------------------------------
                                                            $  47,801,190
--------------------------------------------------------------------------------

Health Services -- 2.1%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%,  5/1/06                 $  4,800            $   5,448,000

Owens & Minor, Inc., Sr. Sub.
Notes, 10.875%,  6/1/06                    3,200                3,448,000

Tenet Healthcare Corp., Sr. Sub.
Notes, 8.625%,  1/15/07                    5,600                5,460,000
--------------------------------------------------------------------------------
                                                            $  14,356,000
--------------------------------------------------------------------------------

Household Products -- 1.6%
--------------------------------------------------------------------------------
Lifestyle Furnishings, Inc.,
10.875%,  8/1/06                        $  4,000            $   4,400,000

Pillowtex Corp., 10.00%,  11/15/06         2,400                2,484,000

Renaisance Cosmetics, Sr. Notes,
11.75%,  2/15/04/(1)/                        500                  502,500

Revlon Worldwide, Inc., Sr. Disc
Notes, 0%,  3/15/01/(1)/                   3,200                1,984,000

Scholastic Brands, Inc., Sr. Sub.
Notes, 11.00%,  1/15/07/(1)/               2,000                2,060,000
--------------------------------------------------------------------------------
                                                            $  11,430,500
--------------------------------------------------------------------------------

Investment Services -- 0.6%
--------------------------------------------------------------------------------
DVI, Inc., Sr. Notes, 9.875%,
2/1/04                                  $  4,400            $   4,389,000
--------------------------------------------------------------------------------
                                                            $   4,389,000
--------------------------------------------------------------------------------

Lodging and Gaming -- 4.0%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%,  10/1/04                        $  5,000            $   5,600,000

Courtyard By Marriot, Sr. Notes,
10.75%,  2/1/08                            3,850                4,032,875

Harvey Casinos Resorts, Sr. Sub.
Notes, 10.625%,  6/1/06                    6,000                6,330,000

Showboat Marina Casino, 1st Mtg.
Notes, 13.50%,  3/15/03                    4,000                4,500,000

Trump Atlantic City Associates,
Co., 1st Mtg. Notes, 11.25%,
5/1/06                                     4,000                3,640,000

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                      Principal
                                      Amount
                                      (000
Security                              omitted)                  Value
--------------------------------------------------------------------------------
Lodging and Gaming (continued)
--------------------------------------------------------------------------------
Trump Holdings & Funding Inc., Sr.
Notes, 15.50%, 6/15/05                  $  3,000            $   3,390,000
--------------------------------------------------------------------------------
                                                            $  27,492,875
--------------------------------------------------------------------------------

Machinery -- 2.7%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub.
Notes, 11.375%, 1/31/03                 $  2,400            $   2,496,000

Amtrol Acquisition, Inc., Sr.
Sub., 10.625%, 12/31/06                    3,600                3,708,000

Imo Industries, Sr. Sub. Notes,
11.75%, 5/1/06                             8,680                8,680,000

Motors And Gears, Inc., Sr. Notes,
10.75%, 11/15/06/(1)/                      4,000                4,050,000
--------------------------------------------------------------------------------
                                                            $  18,934,000
--------------------------------------------------------------------------------

Medical Products -- 0.8%
--------------------------------------------------------------------------------
Maxxim Medical, Inc., Sr. Sub.
Notes, 10.50%, 8/1/06                   $  5,200            $   5,388,500
--------------------------------------------------------------------------------
                                                            $   5,388,500
--------------------------------------------------------------------------------

Metals - Industrial -- 4.8%
--------------------------------------------------------------------------------
AK Steel Corp., Senior Notes,
9.125%, 12/15/06                        $  5,200            $   5,122,000

Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                             6,000                6,210,000

Essex Group, Inc., Sr. Notes,
10.00%, 5/1/03                             3,225                3,354,000

Howmet Corp., Sr. Sub. Notes,
10.00%, 12/1/03                            2,850                3,035,250

Kaiser Aluminum and Chemical
Corp., Sr. Notes, 10.875%,
10/15/06                                   2,500                2,600,000

Kaiser Aluminum and Chemical
Corp., Sr. Sub. Notes, 12.75%,
2/1/03                                     6,600                7,095,000

Newflo Corp., Sub. Notes, 13.25%,
11/15/02                                   5,500                5,967,500
--------------------------------------------------------------------------------
                                                            $  33,383,750
--------------------------------------------------------------------------------

Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr.
Sub. Notes, 11.75%,  3/1/03             $  4,000            $   4,280,000

Clark-Schwebel, Sr. Notes,
10.50%, 4/15/06                            5,200                5,434,000

Day International Group, Inc., Sr.
Sub. Notes, 11.125%, 6/1/05                3,300                3,432,000

Imax Corp., Sr. Notes, 10.00%,
(7% until 1997), 3/1/01                    2,400                2,424,000

Selmer Co., Inc., Sr. Sub. Notes,
11.00%, 5/15/05                            5,300                5,790,250

Webb Delaware Corp., Sr. Sub.
Notes, 9.75%, 1/15/08                      3,200                3,200,000
--------------------------------------------------------------------------------
                                                            $  24,560,250
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 7.6%
--------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                         $  1,600            $   1,732,000

Cal Energy Company, Inc., Sr.
Notes, 9.50%, 9/15/06                      5,500                5,857,500

Chesapeake Energy Corp., Sr.
Notes, 9.125%, 4/15/06                     3,200                3,280,000

Clark USA, Inc., Sr. Notes,
10.875%, 12/1/05                           2,900                2,972,500

Coda Energy Inc., Sr. Sub. Notes,
10.50%, 4/1/06                             4,000                4,220,000

Dawson Product Services, Inc., Sr.
Notes, 9.375%, 2/1/07                      2,800                2,772,000

El Paso Electric Co., 1st Mtg.
Notes, 9.40%, 5/1/11                       2,850                3,055,143

Kelley Oil and Natural Gas Corp.,
10.375%, 10/15/06                          1,600                1,648,000

Mariner Energy Corp., Sr. Sub.
Notes, 10.50%, 8/1/06                      6,300                6,552,000

Midland Cogeneration Venture, Sr.
Sec. Lease Oblig., 10.33%, 7/23/02         2,734                2,898,384

Midland Funding II, Sec. Lease
Oblig., 11.75%, 7/23/05                    2,200                2,498,870

Parker Drilling Corp., Sr. Sub.
Notes, 9.75%, 11/15/06                     2,400                2,532,000

Perez Companc, S.A., 9.00%,
1/30/04/(1)/                               4,000                3,940,000

Trans Texas Gas Corp., Sr. Sec.
Notes, 11.50%, 6/15/02                     5,400                5,913,000

Veritas DGC, Inc., Sr. Notes,
9.75%, 10/15/03                            3,200                3,248,000
--------------------------------------------------------------------------------
                                                            $  53,119,397
--------------------------------------------------------------------------------

Printing and Business Products -- 1.7%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                  $  5,200            $   5,434,000

Monarch Acquisition Corp., Sr.
Notes, 12.50%, 7/1/03                      5,550                6,479,625
--------------------------------------------------------------------------------
                                                            $  11,913,625
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                        Principal
                                        Amount
                                        (000
Security                                omitted)                Value
--------------------------------------------------------------------------------
Publishing -- 1.8%
--------------------------------------------------------------------------------
Hollinger International
Publications, Inc., Sr. Sub.
Notes, 9.25%, 3/15/07                   $  3,600            $   3,456,000

Newsquest Capital Corp., Sr. Sub.
Notes, 11.00%, 5/1/06                      8,400                8,736,000
--------------------------------------------------------------------------------
                                                            $  12,192,000
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.4%
--------------------------------------------------------------------------------
Dominicks Finer Foods, Inc., Sr.
Sub. Notes, 10.875%, 5/1/05             $  1,600            $   1,720,000

Duane Reade, G.P., Sr. Notes,
12.00%, 9/15/02                            6,200                6,556,500

Ralphs Grocery Co., Inc., Sr. Sub.
Notes, 13.75%, 6/15/05                     5,500                5,885,000

Smith's Food and Drug Corp., Sr.
Sub. Notes, 11.25%, 5/15/07                2,400                2,628,000

Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                            6,200                6,944,000
--------------------------------------------------------------------------------
                                                            $  23,733,500
--------------------------------------------------------------------------------

Retail - General -- 1.9%
--------------------------------------------------------------------------------
Knoll, Inc., Sr. Sub. Notes,
10.875%, 3/15/06                        $  3,600            $   3,960,000

Levitz Furniture Corp., Sr. Sub.
Notes, 9.625%, 7/15/03                     3,850                2,829,750

Levitz Furniture Corp., Sr. Sub.
Notes, 13.375%, 10/15/98                     800                  792,000

Specialty Retailers, Inc., Sr.
Sub. Notes, 11.00%, 8/15/03                5,530                5,875,625
--------------------------------------------------------------------------------
                                                            $  13,457,375
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $641,051,162)                          $ 653,453,330
--------------------------------------------------------------------------------

Common Stocks, Warrants and Rights-- 0.7%


Security                                Shares              Value
--------------------------------------------------------------------------------
Auto and Parts -- 0.3%
--------------------------------------------------------------------------------
Bucyrus - Erie Co., Common*              214,839            $   1,718,712
--------------------------------------------------------------------------------
                                                            $   1,718,712
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
American Telecasting, Inc.
Warrants+*                                 2,600            $       5,200

United International Holdings,
Inc., Warrants Exp. 11/15/99+*             7,840                   56,840
--------------------------------------------------------------------------------
                                                            $      62,040
--------------------------------------------------------------------------------

Building Materials -- 0.1%
--------------------------------------------------------------------------------
Southdown, Inc.                           13,500            $     465,750
--------------------------------------------------------------------------------
                                                            $     465,750
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Crompton & Knowles Corp., Common*          9,489            $     190,964

Sterling Chemicals Holdings -
Warrants+*                                 3,200                  112,000
--------------------------------------------------------------------------------
                                                            $     302,964
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02+*                             1,600            $          --
--------------------------------------------------------------------------------
                                                            $          --
--------------------------------------------------------------------------------

Communications Services -- 0.1%
--------------------------------------------------------------------------------
CS Wireless Systems, Inc., Common+*          902            $          --

Microcell Telecommunication,
Warrants+*                                44,800                  448,000

Microcell Telecommunication,
Warrants+*                                44,800                   30,240

Nextel Communications Warrants
Exp. 4/25/99+*                             7,200                    1,800
--------------------------------------------------------------------------------
                                                            $     480,040
--------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
--------------------------------------------------------------------------------
SD Warren Company, Warrants Exp.
12/15/06+*                                48,000            $     192,000
--------------------------------------------------------------------------------
                                                            $     192,000
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp.
4/1/01+*                                  12,276            $          --

Servam Corp., $4.50 Warrant Exp.
4/1/01+*                                   2,760                        --

Servam Corp., Common+*                     1,380                        --

Specialty Foods Acquisition Corp.,
Common/(1)/*                              48,000                    12,000
--------------------------------------------------------------------------------
                                                            $       12,000
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States dollars)


Security                                Shares              Value
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 0.0%
--------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common+*       40,000            $         400
--------------------------------------------------------------------------------
                                                            $         400
--------------------------------------------------------------------------------

Metals - Industrial -- 0.2%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants+*              2,400            $         120

Terex Corp., Rights, Exp. 7/1/97+*         5,371                      537

Terex Corp., Warrants Exp.
12/31/00+*                                32,000                1,024,000

Terex Corp., Warrants Exp.
5/15/02+*                                 20,000                  100,000

Triangle Wire & Cable, Inc.,
Common+*                                  95,000                  190,000
--------------------------------------------------------------------------------
                                                             $  1,314,657
--------------------------------------------------------------------------------

Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Australis Media Ltd., Warrants+*           5,200            $          --
--------------------------------------------------------------------------------
                                                            $          --
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
    (identified cost $6,595,495)                            $  4,548,563
--------------------------------------------------------------------------------


Preferred Stocks -- 1.9%


Broadcasting and Cable -- 1.3%
--------------------------------------------------------------------------------
American Radio Systems Corp.,
11.375%/(1)/                              24,000            $   2,412,000

Cablevision Systems Corp., 11.125%
(PIK)                                     33,971                3,040,386

Chancellor Radio Broadcasting Corp.,
12.00%/(1)/                               40,000                3,940,000

-------------------------------------------------------------------------------
                                                            $   9,392,386
--------------------------------------------------------------------------------

Communications Services -- 0.2%
--------------------------------------------------------------------------------
Nextlink Communications, 14.00%
(PIK)/(1)/                                24,500            $   1,102,500
--------------------------------------------------------------------------------
                                                            $   1,102,500
--------------------------------------------------------------------------------

Containers and Packaging -- 0.3%
--------------------------------------------------------------------------------
S.D. Warren Co. w / Warrants, 14%,
12/15/06                                  48,000            $   1,872,000
--------------------------------------------------------------------------------
                                                            $   1,872,000
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Kelley Oil and Natural Gas Corp.*         42,240            $   1,098,240
--------------------------------------------------------------------------------
                                                            $   1,098,240
--------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $13,042,123)                           $  13,465,126
--------------------------------------------------------------------------------

Short-Term Investments -- 3.7%

                                      Principal
                                      Amount
                                      (000
Security                              omitted)                 Value
--------------------------------------------------------------------------------
Associates Corp. of North America,
6.80%, 4/1/97                           $ 16,008            $  16,008,000

General Electric Capital Co.,             10,000                9,987,444
5.65%, 4/9/97
--------------------------------------------------------------------------------


Total Short-Term Investments
    (at amortized cost $25,995,444)                         $  25,995,444
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $686,684,224)                          $ 697,462,463
--------------------------------------------------------------------------------

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, the value of these securities amounted to $83,416,000 or 12.0% of net assets.
+     Restricted security (Note 6).
*     Non-income producing security.

(PIK) Payment in-kind.

High Income Portfolio  as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997
(Expressed in United States Dollars)

Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $686,684,224)                         $697,462,463

Cash                                                              17,527

Receivable for investments sold                                1,464,283

Interest receivable                                           17,048,513

Miscellaneous receivable                                           2,124

Prepaid expenses                                                   7,071

Deferred organization expenses (Note 1D)                           9,773
-------------------------------------------------------------------------
Total assets                                                $716,011,754
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Payable for investments purchased                           $  9,254,554

Payable to affiliate
    Trustees' fees                                                 5,300

Accrued expenses                                                  40,438
-------------------------------------------------------------------------
Total liabilities                                           $  9,300,292
-------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $706,711,462
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $695,933,223

Net unrealized appreciation on investments (computed
    on the basis of identified cost)                          10,778,239
-------------------------------------------------------------------------
Total                                                       $706,711,462
-------------------------------------------------------------------------

Statement of Operations

For the Year Ended
March 31, 1997
(Expressed in United States Dollars)

Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest income                                              $64,033,245

Dividend income                                                   59,560
-------------------------------------------------------------------------
Total income                                                 $64,092,805
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $ 3,683,894

Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    20,598

Custodian fee                                                    232,684

Legal and accounting services                                     49,843

Amortization of organization expenses (Note 1D)                    4,519

Miscellaneous                                                     17,294
-------------------------------------------------------------------------
Total expenses                                               $ 4,008,832
-------------------------------------------------------------------------


Net investment income                                        $60,083,973
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)          $(4,056,681)
-------------------------------------------------------------------------
Net realized loss on investments                             $(4,056,681)
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investment transactions (identified cost basis)          $13,401,858
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                           $13,401,858
-------------------------------------------------------------------------

Net realized and unrealized gain on investments              $ 9,345,177
-------------------------------------------------------------------------

Net increase in net assets from operations                   $69,429,150
-------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                     Year Ended             Year Ended
in Net Assets                           March 31, 1997         March 31, 1996
-------------------------------------------------------------------------------

From operations --
    Net investment income                $  60,083,973          $  50,896,652
    Net realized loss on investments        (4,056,681)            (5,151,523)
    Net change in unrealized
        appreciation (depreciation)
        of investments                      13,401,858             17,257,761
-------------------------------------------------------------------------------
Net increase in net assets
    from operations                      $  69,429,150          $  63,002,890
-------------------------------------------------------------------------------

Capital transactions --
    Contributions                        $ 280,137,284          $ 172,948,713
    Withdrawals                           (154,202,111)          (167,156,279)
-------------------------------------------------------------------------------
Net increase in net assets from
    capital transactions                 $ 125,935,173          $   5,792,434
-------------------------------------------------------------------------------

Net increase in net assets               $ 195,364,323          $  68,795,324
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of year                     $ 511,347,139          $ 442,551,815
-------------------------------------------------------------------------------
At end of year                           $ 706,711,462          $ 511,347,139
-------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio  as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                                                  Year Ended March 31,
                                                                    ------------------------------------------------
                                                                          1997           1996            1995*
--------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses                                                                  0.67%          0.71%           0.70%+
Net investment income                                                    10.02%         10.41%          10.63%+
Portfolio Turnover                                                          78%            88%             53%
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                               $ 706,711       $511,347        $442,552
--------------------------------------------------------------------------------------------------------------------

+   Annualized.
*   For the period from the start of business, June 1, 1994, to March 31, 1995.

                       See notes to financial statements
                                      21

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1997, the fee was equivalent to 0.61% of the Portfolio's average daily net

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)

  assets and amounted to $3,683,894. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1997, no significant amounts have been deferred.


3 Investments
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $591,877,399 and $446,278,324, respectively, for the year ended March 31, 1997.


4 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $  686,684,224
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                              $   25,029,413

  Gross unrealized depreciation                                 (14,251,174)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                $   10,778,239
  ------------------------------------------------------------------------------


6 Restricted Securities
  ------------------------------------------------------------------------------
  At March 31, 1997, the Portfolio owned the following securities (constituting 0.83% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                             Date of
  Description                Acquisition   Shares/Face    Cost      Fair Value
  ------------------------------------------------------------------------------
  Corporate Note
  ------------------------------------------------------------------------------
  Inflo Holdings Corp.,
    Promissory Notes, 10%
    (0% until 1999),
    1/27/07                   9/13/96      4,400,000   $2,884,000   $3,696,000

  Common Stocks, Warrants, and Rights
  ------------------------------------------------------------------------------
  American Telecasting,
    Inc. Warrants            01/16/96          2,600   $   71,500   $    5,200
  Australis Media Ltd.,
    Warrants                 05/26/95          5,200            -            -
  CS Wireless Systems,
    Inc., Common             01/14/97            902            -            -
  Gulf States Steel,
    Warrants                 08/22/95          2,400            -          120
  In Flight Phone
    Corp., Warrants
    Exp. 8/31/02             11/28/95          1,600            -            -
  Microcell
    Telecommunication,       10/30/96         44,800            -      448,000
    Warrants
  Microcell
    Telecommunication,
    Contingent Warrants      10/30/96         44,800            -       30,240
  Nextel Communications
    Warrants Exp. 4/25/99    10/04/96          7,200            -        1,800
  SD Warren Company,
    Warrants Exp. 12/15/06   05/15/95         48,000            -      192,000
  Servam Corp., $2.00
    Warrant Exp. 4/1/01      12/15/87         12,276            -            -
  Servam Corp., $4.50
    Warrant Exp. 4/1/01      12/15/87          2,760            -            -
  Servam Corp., Common       12/15/87          1,380            -            -
  Sterling Chemicals
    Holdings, Warrants       10/07/96          3,200            -      112,000
  Terex Corp., Rights,
    Exp. 7/1/97              11/07/94          5,371            -          537
  Terex Corp., Warrants
    Exp. 12/31/00            12/15/93         32,000        6,400    1,024,000
  Terex Corp., Warrants
    Exp. 5/15/02             11/07/96         20,000            -      100,000
  Thermadyne Holdings
    Corp., Common             4/03/89         40,000       28,800          400
  Triangle Wire &
    Cable, Inc., Common      05/02/94         95,000    2,250,000      190,000
  United International
    Holdings,  Inc.,
    Warrants Exp. 11/15/99   11/16/94          7,840      222,186       56,840
  ------------------------------------------------------------------------------
                                                       $5,462,886   $5,857,137
  ------------------------------------------------------------------------------

High Income Portfolio as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of High Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the supplementary data for the two years then ended and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1997, the results of its operations, changes in net assets and supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


                                         DELOITTE & TOUCHE
                                         Grand Cayman, Cayman Islands
                                         British West Indies
                                         May 9, 1997

EV Classic High Income Fund  as of March 31, 1997

INVESTMENT MANAGEMENT


High Income Portfolio

                   Officers                           Independent Trustees
                   M. Dozier Gardner                  Donald R. Dwight
                   President and Trustee              President, Dwight Partners, Inc.
                                                      Chairman, Newspapers of New England, Inc.
                   James B. Hawkes
                   Vice President and Trustee         Samuel L. Hayes, III
                                                      Jacob H. Schiff Professor of Investment
                   Hooker Talcott, Jr.                Banking, Harvard University Graduate School of
                   Vice President and                 Business Administration
                   Co-Portfolio Manager
                                                      Norton H. Reamer
                   Michael W. Weilheimer              President and Director, United Asset
                   Vice President and                 Management Corporation
                   Co-Portfolio Manager
                                                      John L. Thorndike
                   William Chisholm                   Formerly Director, Fiduciary Company Incorporated
                   Vice President
                                                      Jack L. Treynor
                   Raymond O'Neill                    Investment Adviser and Consultant
                   Vice President

                   Michel Normandeau
                   Vice President

                   James L. O'Connor
                   Treasurer

                   Thomas Otis
                   Secretary